Summary of Significant Accounting Policies (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Option [Member]
Summary of Significant Accounting Policies (Textual)
Anti-dilutive securities	25,000	35,000
Convertible Debt Securities [Member]
Summary of Significant Accounting Policies (Textual)
Anti-dilutive securities	1,378,121	1,297,651